Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Trade and Other Receivables
(1)	Trade and other receivables as of December 31, 2022 and 2023 are as follows:

		2022
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Trade receivables	￦	9,700,880	(196,829)	—	9,504,051
Other receivables		1,004,528	(44,388)	(2,369)	957,771

		10,705,408	(241,217)	(2,369)	10,461,822

Non-current assets
Trade receivables		197,955	(2,171)	—	195,784
Other receivables		2,033,705	(65,065)	(11,344)	1,957,296

		2,231,660	(67,236)	(11,344)	2,153,080

	￦	12,937,068	(308,453)	(13,713)	12,614,902

		2023
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Trade receivables	￦	11,239,601	(230,058)	—	11,009,543
Other receivables		1,034,655	(53,683)	(4,780)	976,192

		12,274,256	(283,741)	(4,780)	11,985,735

Non-current assets
Trade receivables		207,668	(2,587)	—	205,081
Other receivables		2,080,830	(80,270)	(12,054)	1,988,506

		2,288,498	(82,857)	(12,054)	2,193,587

	￦	14,562,754	(366,598)	(16,834)	14,179,322

Other Receivables
(2)	Other receivables as of December 31, 2022 and 2023 are as follows:

		2022
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Non-trade receivables	￦	459,245	(41,293)	(21)	417,931
Accrued income		109,267	—	—	109,267
Deposits		289,580	—	(2,348)	287,232
Finance lease receivables (*1)		67,583	(1,802)	—	65,781
Others		78,853	(1,293)	—	77,560

		1,004,528	(44,388)	(2,369)	957,771

Non-current assets
Non-trade receivables		140,128	(52,696)	(182)	87,250
Accrued income		2,004	—	—	2,004
Deposits		459,861	—	(11,162)	448,699
Finance lease receivables (*2)		1,171,807	(2,703)	—	1,169,104
Others		259,905	(9,666)	—	250,239

		2,033,705	(65,065)	(11,344)	1,957,296

	￦	3,038,233	(109,453)	(13,713)	2,915,067

(*1)  Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦114,347 million.

(*2)  Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦1,024,927 million.

		2023
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Non-trade receivables	￦	393,859	(49,626)	(53)	344,180
Accrued income		133,033	—	—	133,033
Deposits		317,541	(4)	(4,727)	312,810
Finance lease receivables (*1)		75,661	(2,761)	—	72,900
Others		114,561	(1,292)	—	113,269

		1,034,655	(53,683)	(4,780)	976,192

Non-current assets
Non-trade receivables		198,453	(54,182)	(102)	144,169
Accrued income		7,342	—	—	7,342
Deposits		441,721	(263)	(11,952)	429,506
Finance lease receivables (*2)		1,173,500	(2,495)	—	1,171,005
Others		259,814	(23,330)	—	236,484

		2,080,830	(80,270)	(12,054)	1,988,506

	￦	3,115,485	(133,953)	(16,834)	2,964,698

(*1)	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦114,118 million.

(*2)	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦943,316 million.

Aging Analysis of Trade Receivables
(4)	Aging analysis of trade receivables as of December 31, 2022 and 2023 are as follows:

		2022	2023
		In millions of won
Trade receivables: (not overdue)	￦	9,509,775	11,120,582

Trade receivables: (impairment reviewed)		389,060	326,687

Less than 60 days		5,592	6,403
60 ~ 90 days		36,389	55,802
90 ~ 120 days		31,442	20,535
120 days ~ 1 year		99,655	58,350
Over 1 year		215,982	185,597

		9,898,835	11,447,269
Less: allowance for doubtful accounts		(199,000)	(232,645)

	￦	9,699,835	11,214,624

Aging Analysis of Other Receivables
(5)	Aging analysis of other receivables as of December 31, 2022 and 2023 are as follows:

		2022	2023
		In millions of won
Other receivables: (not overdue)	￦	2,857,253	2,857,337

Other receivables: (impairment reviewed)		180,980	258,148

Less than 60 days		92	5
60 ~ 90 days		13,643	27,634
90 ~ 120 days		2,982	727
120 days ~ 1 year		18,494	69,651
Over 1 year		145,769	160,131

		3,038,233	3,115,485
Less: allowance for doubtful accounts		(109,453)	(133,953)
Less: present value discount		(13,713)	(16,834)

	￦	2,915,067	2,964,698

Changes in the Allowance for Doubtful Accounts
(6)	Changes in the allowance for doubtful accounts for the years ended December 31, 2021, 2022 and 2023 are as follows:

		2021		2022		2023
		Trade receivables	Other receivables	Trade receivables	Other receivables	Trade receivables	Other receivables
		In millions of won
Beginning balance	￦	208,990	132,379	205,339	82,710	199,000	109,453
Bad debt expense		19,039	18,411	27,078	4,220	68,385	24,290
Write-off		(21,809)	(58,762)	(26,319)	(1,103)	(26,109)	(4,472)
Reversal		(1,071)	(79)	(3,444)	(37)	(5,577)	(1,942)
Others		190	(9,239)	(3,654)	23,663	(3,054)	6,624

Ending balance	￦	205,339	82,710	199,000	109,453	232,645	133,953